Commitments - Summary of Future Minimum Commitments for Non Cancellable Operating Commitments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 372	¥ 485
Not later than one year
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	348	462
Later than one year and not later than five years
Disclosure Of Future Minimum Commitments For Non Cancellable Operating Lease [Line Items]
Future minimum commitments for non-cancellable operating commitment	¥ 24	¥ 23